Stockholders' Equity - Additional Information (Detail) - USD ($)					6 Months Ended
	Jun. 30, 2022	Jun. 17, 2022	May 31, 2022	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Common stock shares issued	190,254,034			1,724,998	190,254,034	4,775,272
Number of days from the closing bid price of common stock		30 days
Number Of Grace Period Days Applicable To Regain Compliance		180 days
Due date declared to regain compliance		Dec. 14, 2022
Proceeds from public offering				$ 13,800,000	$ 167,572,515
Class of warrant or right number of securities called by warrants or rights	121,273,862				121,273,862
Dividends					$ 900,000
Class A Warrant [Member]
Class of Stock [Line Items]
Proceeds From Warrants Exercised					$ 13,746,250
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period					10,997,000
Class of warrant or right number of securities called by warrants or rights	43,000				43,000
Class B Warrant [Member]
Class of Stock [Line Items]
Proceeds From Warrants Exercised	$ 21,805,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 1.6
Proceeds from Issuance of Warrants					$ 22,081,720
Class of warrant or right number of securities called by warrants or rights	11,802,000				11,802,000
Class C Warrant [Member]
Class of Stock [Line Items]
Common stock shares issued	5,357,500				5,357,500
Class Of Warrant Or Right Exercised	2,946,625		45,999,999		2,946,625
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.55
Class of warrant or right, issued during period					5,357,500
Class of warrant or right number of securities called by warrants or rights	78,278,862				78,278,862
Class D Warrant [Member]
Class of Stock [Line Items]
Common stock shares issued	31,150,000				31,150,000
Class of warrant or right, issued during period					31,150,000
Class of warrant or right number of securities called by warrants or rights	31,150,000				31,150,000
Pre Funded Warrants [Member]
Class of Stock [Line Items]
Shares Issued				3,900,000
Representative Purchase Warrants [Member]
Class of Stock [Line Items]
Class Of Warrant Or Right Issued				552,000
Proceeds From Warrants Exercised				$ 68,999,920
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 1.375
Class of warrant or right, issued during period					1,724,998
Class of warrant or right number of securities called by warrants or rights	4,367,907				4,367,907
May 2022 Representative Purchase Warrants [Member]
Class of Stock [Line Items]
Common stock shares issued			2,090,909
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.6875
Class of warrant or right, issued during period			2,090,909
IPO [Member]
Class of Stock [Line Items]
Shares Issued			83,636,362
Shares issued, price per share			$ 0.55	$ 1.25
IPO [Member] | Including Exercise Of Warrants [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Common Stock					$ 167,572,515
Net Proceeds From Issuance Of Common Stock					$ 156,804,571
IPO [Member] | Class A Warrant [Member]
Class of Stock [Line Items]
Class of warrant or right, issued during period				11,040,000
Common Stock [Member] | Including Exercise Of Warrants [Member]
Class of Stock [Line Items]
Stock issued during the period shares new issues					185,478,762
Common Stock [Member] | Class A Warrant [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period					10,997,000
Common Stock [Member] | IPO [Member]
Class of Stock [Line Items]
Common stock shares issued				11,040,000
Common Stock [Member] | Private Placement [Member] | Class D Warrant [Member]
Class of Stock [Line Items]
Class of warrant or right, issued during period					31,150,000
Minimum [Member] | Class B Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.7
Minimum [Member] | Representative Purchase Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				2
Maximum [Member] | Class B Warrant [Member]
Class of Stock [Line Items]
Proceeds From Warrants Exercised					$ 31,322,950
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 1.6
Maximum [Member] | IPO [Member]
Class of Stock [Line Items]
Common stock shares issued				43,124,950
Shares issued, price per share				$ 1.6
XNCM [Member]
Class of Stock [Line Items]
Share Price		$ 1
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued during the period shares new issues					795,878